Leases (Tables)	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Annual Rent	The annual rent as of March 31, 2025 is as follows:

To July 31, 2025	GBP 76,179
To July 31, 2026	GBP 80,709
To July 31, 2027	GBP 84,745
To July 31, 2028	GBP 88,982
To July 31, 2029	GBP 93,431

Summary of Right of Use Assets Activity

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease for the years ended March 31, 2025, 2024 and 2023, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2023	$—
Additions	254,319
Effects of currency translation	—
Balance at March 31, 2024	$254,319
Additions	181,641
Effects of currency translation	(4,832)
Balance at March 31, 2025	$431,128

Accumulated amortization
Balance at March 31, 2023	$—
Amortization	(48,229)
Effects of currency translation	—
Balance at March 31, 2024	$(48,229)
Amortization	(76,784)
Effects of currency translation	537
Balance at March 31, 2025	$(124,476)

March 31, 2024 right-of-use assets, net	$206,090
March 31, 2025 right-of-use assets, net	$306,652

Summary of Lease Liability Activity

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2025, 2024 and 2023, respectively.

Total
Balance as of March 31, 2023	$—
Additions	254,319
Payment of lease liabilities	(56,366)
Interest expense on lease liabilities	26,347
Effects of currency translation	—
Balance as of March 31, 2024	$224,300
Additions	211,524
Deletions	(32,510)
Payment of lease liabilities	(100,089)
Interest expense on lease liabilities	45,600
Effects of currency translation	(4,289)
Balance as of March 31, 2025	$344,536

Summary of Maturity of Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of March 31, 2025:

March 31, 2025
Less than one year	$99,960
One to five years	370,076
More than five years	—
Total lease payments	$470,036
Less: imputed interest	(125,500)
Lease Liabilities	$344,536